Contributed Equity	6 Months Ended
Jun. 30, 2023
Disclosure of classes of share capital [abstract]
Contributed Equity	11 Contributed equity

		June 30, 2023	December 31, 2022	June 30, 2023	December 31, 2022
(All in US$)		Shares	Shares
(a)	Share capital
	Ordinary shares Fully paid	486,947,711	486,774,622	338,155,349	338,108,198

(b)
Ordinary share capital

Date	Details	Note	Number of Shares	US$
January 1, 2023	Balance		486,774,622	338,108,198
March 15, 2023	Exercise of options	(d)	33,333	16,667
March 15, 2023	Exercise of performance rights	(c)	8,309	-
March 15, 2023	Exercise of options	(d)	66,666	59,999
April 12, 2023	Exercise of performance rights	(c)	1,910	-
May 1, 2023	Exercise of performance rights	(c)	23,356	-
June 29, 2023	Exercise of performance rights	(c)	39,515	-
	Share issue costs			(29,515)
June 30, 2023	Balance		486,947,711	338,155,349

(c)
Exercise of performance rights

During the half-year period, 73,090 ordinary shares were issued on the exercise of vested performance rights. These shares were issued to employees who are not considered Key Management Personnel.

(d)
Exercise of options

During the half-year period 33,333 options were exercised, by employees who are not considered Key Management Personnel, at AUD$0.50 per share and 66,666 options were exercised by former Director, Robert Cooper, at AUD$0.90 per share.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

FOR THE HALF-YEAR ENDED JUNE 30, 2023

Note 11 Contributed equity (continued)

(e)
Capital Management

The Group’s objectives when managing capital are to safeguard its ability to continue as a going concern, so that it can continue to provide returns for shareholders, benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital.

The capital structure of the Group includes equity attributable to equity holders, comprising of issued capital, reserves and accumulated losses. In order to maintain or adjust the capital structure, the Group may issue new shares, sell assets to reduce debt or adjust the level of activities undertaken by the Group.

The Group monitors capital on the basis of cash flow requirements for operational and capital expenditure. The Group will continue to use capital market issues to satisfy anticipated funding requirements.

The Group has no externally imposed capital requirements. The Group’s strategy for capital risk management is unchanged from prior years.